Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule of stock option transactions
Details of the stock option transactions for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	Number	Weighted average exercise price (CAD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (CAD$)
Outstanding as at December 31, 2016	2,001,557	5.82	2.72	1,110
Options granted	1,242,500	4.16
Options exercised	(324,000)	2.16
Options forfeited	(20,000)	5.10
Options expired	(8,000)	1.70
Outstanding as at December 31, 2017	2,892,057	5.52	3.07	69
Options granted	1,082,000	2.76
Options exercised	(267,000)	1.66
Options forfeited	(30,183)	7.27
Options expired	(157,000)	4.88
Outstanding as at December 31, 2018	3,519,874	5.04	3.07	820
Options granted	1,615,000	4.97
Options exercised	(62,500)	4.01
Options forfeited	(1,000)	4.49
Options expired	(375,174)	7.30
Outstanding as at December 31, 2019	4,696,200	4.81	2.67	-
Exercisable as at December 31, 2019	3,350,514	4.86	2.11	-

Schedule of stock options outstanding
At December 31, 2019, stock options to executive officers and directors, employees and consultants were outstanding as follows:

	Options outstanding			Options exercisable
Range of exercise prices (CAD$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAD$)	Number	Weighted average exercise price (CAD$)

$2.49 to $3.25	1,085,000	2.51	2.54	880,804	2.55
$3.26 to $4.03	842,500	1.69	4.00	821,644	4.00
$4.04 to $6.26	2,353,500	3.47	5.23	1,232,866	5.34
$6.27 to $12.68	415,200	0.52	10.02	415,200	10.02
	4,696,200	2.67	4.81	3,350,514	4.86

Summary of non-vested stock option activity and related information
A summary of the Company’s
non-vested
stock option activity and related information for the year ended December 31, 2019 is as follows:

Non-vested options	Number of options	Weighted average grant-date fair value (U.S.$)

Non-vested at December 31, 2018	1,204,223	1.22
Granted	1,615,000	1.78
Forfeited	(820)	1.78
Vested	(1,472,717)	1.42
Non-vested at December 31, 2019	1,345,686	1.68

Schedule of estimated fair value of the stock options granted weighted-average assumptions
The estimated fair value of the stock options granted was determined using the Black-Scholes option pricing model with the following weighted-average assumptions:

	December 31, 2019	December 31, 2018	December 31, 2017

Dividend yield	-	-	-
Expected volatility	71.6%	62.1%	63.7%
Risk-free interest rate	2.1%	2.2%	1.2%
Expected average life of the options	3.9 years	4.0 years	3.8 years
Estimated forfeiture rate	-	-	-

Schedule of restricted stock units transactions activity
Details of RSU transactions for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	Number	Weighted average grant date fair value (USD$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (USD$)
Outstanding as at December 31, 2016	119,703	$6.95	1.71	$334
RSUs granted	52,962	3.46		194
RSUs vested	(57,003)	7.59		174
RSUs forfeited	(18,706)	6.21
Outstanding as at December 31, 2017	96,956	$4.83	1.68	$147
RSUs granted	69,872	2.43		160
RSUs vested	(95,622)	4.73		202
RSUs forfeited	(22,718)	2.58
Outstanding as at December 31, 2018	48,488	$2.63	2.50	$119
RSUs granted	115,251	3.42		397
RSUs vested	(30,568)	2.30		79
RSUs forfeited	(10,040)	3.10
Outstanding as at December 31, 2019	123,131	$3.41	2.06	$51